Assets and Disposal Groups Held for Sale	12 Months Ended
Mar. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and Disposal Groups Held for Sale	Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statements of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount or fair value less costs to sell.
Gains or losses recognized from measuring the disposal groups classified as held for sale at the lower of their carrying amounts or fair value less costs to sell are recorded as other operating income or expenses.
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2023	2024
Property, plant and equipment	¥9,847	¥3,162
Goodwill	3,347	3,745
Intangible assets	402	62
Inventories	1,200	1,242
Trade and other receivables	—	767
Deferred tax assets	45	347
Other assets	395	13
Total assets	¥15,235	¥9,337

Trade and other payables	¥—	¥660
Deferred tax liabilities	—	307
Other liabilities	144	442
Total liabilities	¥144	¥1,410
The disposal groups held for sale consisted of the following and its fair value are classified as Level 3 in the fair value hierarchy as of March 31, 2023.
•The assets and liabilities such as intangible assets related to Shonan Health Innovation Park in Japan were classified as held for sale, following management decision and signing an agreement to transfer its operation business to iPi Business Preparation Company (iPark Institute Co., Ltd). The transfer of its operation business was completed in April 2023, and the impact from this transfer on the consolidated statements of profit or loss for the fiscal year ended March 31, 2023 was not material.
•Takeda entered into an agreement to transfer manufacturing operation of TACHOSIL in Austria and classified the corresponding assets such as goodwill and property, plant and equipment as held for sale.
•The assets such as property, plant and equipment were classified as held for sale following a sales agreement of Center for Learning and Innovation (CLI) in Japan.

Also, during the fiscal year ended March 31, 2023, Takeda classified the assets such as property, plant and equipment as held for sale related to an agreement to divest the manufacturing site in Norway and completed the divestiture. The proceeds from this divestiture comprised the majority of Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of JPY 7,958 million for the fiscal year ended March 31, 2023.

The disposal groups held for sale consisted of the following and its fair value are classified as Level 3 in the fair value hierarchy as of March 31, 2024.
•The assets such as goodwill and property, plant and equipment were classified as held for sale during the fiscal year ended March 31, 2023, following an agreement Takeda entered into to transfer manufacturing operation of TACHOSIL in Austria. The transfer of the operation is completed in May 2024.
•Takeda entered into an agreement to divest Takeda’s entire shares of a wholly-owned subsidiary, Nihon Pharmaceutical Co. Ltd, and classified the corresponding assets and liabilities such as property, plant and equipment as held for sale.

In addition, during the fiscal year ended March 31, 2024, Takeda classified the assets and liabilities such as intangible assets and goodwill as held for sale related to an asset purchase agreement to transfer Instanyl and Matrifen and completed the divestiture in January 2024 (Note 5). The proceeds from this divestiture comprised the majority of Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of JPY 19,959 million for the fiscal year ended March 31, 2024.

When disposal groups were classified as held for sale, Takeda recorded an impairment loss of JPY 4,693 million and JPY 1,685 million in other operating expenses (Note 5) during the year ended March 31, 2023 and 2024, respectively.